Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 39.8	$ 65.2
Operating income [member]
Government assistance [line items]
Recorded against	1.1	2.6
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	40.9	67.8
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	2.6	0.4
Cost price of intangibles [member]
Government assistance [line items]
Recorded against	$ 0.0	$ 1.6